Supplemental Cash Flow Information - Cash Flow Changes in Operating Asset and Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022
Supplemental Cash Flow Information
Trade accounts receivable	$ (6,566)	$ 151	$ (2,884)
Other accounts receivable	(683)	2,589	2,042
Prepaid expenses and other	(8,039)	(5,560)	(8,774)
Accounts payable	6,180	(620)	2,336
Accrued liabilities	9,270	2,433	13,760
Income taxes payable	(446)	753	426
Operating leases	325	(95)	(259)
Deferred revenue	15,141	8,142	6,142
Increase (Decrease) in Operating Capital, Total	$ 15,182	$ 7,793	$ 12,789